Property, Plant and Equipment - Detailed information about property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ (68,043)
Ending balance	(65,752)	$ (68,043)
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(129,789)	(123,822)
Additions	3,340	5,393
Acquisition of Devon assets		3,325
Transfers from E&E assets	194	219
Derecognitions	1,158	2,340
Disposals	(92)
Foreign exchange adjustments and other	178	630
Ending balance	(131,895)	(129,789)	$ (123,822)
Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	61,746	59,263
Derecognitions	(1,158)	(2,340)
Disposals	63
Foreign exchange adjustments and other	(174)	(464)
Expense	5,792	5,287
Ending balance	66,143	61,746	59,263
North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Additions			108
Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(26,050)
Ending balance	(24,356)	(26,050)
Operating segments | North America | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(72,627)	(67,007)
Additions	1,789	2,613
Acquisition of Devon assets		3,325
Transfers from E&E assets	194	219
Derecognitions	521	537
Disposals	(92)
Foreign exchange adjustments and other	0	0
Ending balance	(73,997)	(72,627)	(67,007)
Operating segments | North America | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	46,577	43,881
Derecognitions	(521)	(537)
Disposals	63
Foreign exchange adjustments and other	(28)	18
Expense	3,676	3,215
Ending balance	49,641	46,577	43,881
Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,584)
Ending balance	(1,430)	(1,584)
Operating segments | North Sea | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,296)	(7,321)
Additions	104	349
Acquisition of Devon assets		0
Transfers from E&E assets	0	0
Derecognitions	3	0
Disposals	0
Foreign exchange adjustments and other	114	374
Ending balance	(7,283)	(7,296)	(7,321)
Operating segments | North Sea | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,712	5,735
Derecognitions	(3)	0
Disposals	0
Foreign exchange adjustments and other	(103)	(279)
Expense	247	256
Ending balance	5,853	5,712	5,735
Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,221)
Ending balance	(1,141)	(1,221)
Operating segments | Offshore Africa | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,933)	(5,471)
Additions	94	233
Acquisition of Devon assets		0
Transfers from E&E assets	0	0
Derecognitions	0	1,515
Disposals	0
Foreign exchange adjustments and other	64	256
Ending balance	(3,963)	(3,933)	(5,471)
Operating segments | Offshore Africa | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,712	4,203
Derecognitions	0	(1,515)
Disposals	0
Foreign exchange adjustments and other	(51)	(190)
Expense	161	214
Ending balance	2,822	2,712	4,203
Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(38,769)
Ending balance	(38,421)	(38,769)
Operating segments | Oil Sands Mining and Upgrading | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(45,016)	(43,147)
Additions	1,328	2,154
Acquisition of Devon assets		0
Transfers from E&E assets	0	0
Derecognitions	634	285
Disposals	0
Foreign exchange adjustments and other	0	0
Ending balance	(45,710)	(45,016)	(43,147)
Operating segments | Oil Sands Mining and Upgrading | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6,247	4,981
Derecognitions	(634)	(285)
Disposals	0
Foreign exchange adjustments and other	8	(13)
Expense	1,668	1,564
Ending balance	7,289	6,247	4,981
Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(298)
Ending balance	(289)	(298)
Operating segments | Midstream and Refining | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(451)	(441)
Additions	6	10
Acquisition of Devon assets		0
Transfers from E&E assets	0	0
Derecognitions	0	0
Disposals	0
Foreign exchange adjustments and other	0	0
Ending balance	(457)	(451)	(441)
Operating segments | Midstream and Refining | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	153	138
Derecognitions	0	0
Disposals	0
Foreign exchange adjustments and other	0	0
Expense	15	15
Ending balance	168	153	138
Head office
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(121)
Ending balance	(115)	(121)
Head office | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(466)	(435)
Additions	19	34
Acquisition of Devon assets		0
Transfers from E&E assets	0	0
Derecognitions	0	3
Disposals	0
Foreign exchange adjustments and other	0	0
Ending balance	(485)	(466)	(435)
Head office | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	345	325
Derecognitions	0	(3)
Disposals	0
Foreign exchange adjustments and other	0	0
Expense	25	23
Ending balance	$ 370	345	$ 325
GABON | Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Disposals		$ (1,515)